Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
September 30, 2023
XLI-NPRT3-1123
1.9884855.105
Municipal Bonds - 95.6%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	101,985
Black Belt Energy Gas District Bonds:
Series 2022 E, 5%, tender 6/1/28 (b)	1,190,000	1,202,406
Series 2023 D1, 5.5%, tender 2/1/29 (b)	1,085,000	1,106,551
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	110,000	104,104
4% 12/1/41	85,000	70,883
4% 12/1/49	190,000	148,010
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	100,000	102,571
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,073,390
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	366,410
TOTAL ALABAMA		4,276,310
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	847,970
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	195,000	182,452
TOTAL ALASKA		1,030,422
Arizona - 3.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	179,759
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,046,134
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,448,916
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26 (c)	450,000	256,500
5% 5/1/29 (c)	290,000	188,500
5% 5/1/33 (c)	565,000	367,250
Series 2019 2, 3.625% 5/20/33	412,710	362,945
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	222,891
1.15% 7/1/27	375,000	326,345
1.3% 7/1/28	485,000	412,956
1.5% 7/1/29	600,000	506,289
1.65% 7/1/30	825,000	667,921
1.7% 7/1/31	450,000	355,041
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	3,220,000	3,255,936
Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	2,190,000	2,149,182
Series 2007, 4.1%, tender 6/15/28 (b)(d)	925,000	905,200
Series 2019, 5%, tender 6/3/24 (b)(d)	1,980,000	1,981,773
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	535,769
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	968,031
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	8,719
5% 7/1/48	10,000	7,908
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	98,847
Series 2021 A, 4% 9/1/51	775,000	642,351
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	300,000	233,329
6% 1/1/48 (e)	300,000	203,768
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	840,000	579,135
Series 2019 E, 3% 1/1/49	500,000	337,388
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (d)	300,000	306,798
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,037,059
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	191,333
TOTAL ARIZONA		19,783,973
California - 5.7%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	71,261
California Gen. Oblig.:
Series 2020, 4% 11/1/37	1,000,000	978,570
Series 2021:
5% 9/1/32	2,175,000	2,393,865
5% 10/1/41	5,435,000	5,718,318
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	346,616	303,963
Series 2023 A1, 4.375% 9/20/36	1,287,225	1,174,022
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,155,638
Series 2022 C, 5% 8/1/32	285,000	313,005
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (c)	105,000	55,650
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/32 (Build America Mutual Assurance Insured) (d)	680,000	715,849
5% 7/1/48 (Build America Mutual Assurance Insured) (d)	2,000,000	1,982,232
5% 7/1/53 (Build America Mutual Assurance Insured) (d)	2,200,000	2,177,472
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (d)	175,000	174,461
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,602,000
Series B, 5% 7/1/50	1,070,000	1,103,989
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/24 (d)	310,000	312,254
5% 8/1/25 (d)	110,000	111,846
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/35	1,000,000	1,087,755
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,008,428
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	225,000	231,256
4% 8/1/34	320,000	328,468
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (d)	105,000	105,436
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	514,838
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	635,000	667,413
5% 5/1/52	1,080,000	1,128,819
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (d)	560,000	573,381
Series 2019 A, 5% 5/1/49 (d)	3,000,000	2,974,963
Series 2019 B, 5% 5/1/49	45,000	46,325
Series 2022 A:
5% 5/1/26 (d)	815,000	829,168
5% 5/1/27 (d)	830,000	852,883
5% 5/1/28 (d)	1,105,000	1,145,273
5% 5/1/29 (d)	740,000	771,012
Series 2022 B, 5% 5/1/52	2,240,000	2,329,098
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,265,000	1,523,013
Univ. of California Revs.:
Series 2018 AZ, 5% 5/15/43	130,000	134,481
Series 2023 BM, 5% 5/15/36	180,000	200,992
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	187,729
Series 2017 B:
5% 7/1/29	115,000	115,492
5% 7/1/30	230,000	230,946
TOTAL CALIFORNIA		37,331,564
Colorado - 2.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	38,921
5% 10/1/43	50,000	46,817
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	282,255
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	32,446
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	110,000	111,423
5%, tender 11/19/26 (b)	20,000	20,800
5%, tender 11/19/26 (b)	190,000	194,924
Series 2019 A:
5% 11/1/25	435,000	442,070
5% 11/15/39	190,000	195,970
Series 2019 A1, 4% 8/1/44	1,060,000	884,065
Series 2019 A2:
3.25% 8/1/49	600,000	402,732
4% 8/1/49	1,715,000	1,381,379
5% 8/1/44	845,000	821,676
Series 2020 A:
4% 9/1/45	775,000	629,135
4% 9/1/50	210,000	164,008
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	45,000	44,185
Series 2019 H, 4.25% 11/1/49	15,000	14,719
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	110,837
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	776,039
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/26 (d)	50,000	51,026
Series 2018 A, 5% 12/1/34 (d)	1,125,000	1,179,793
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,237,727
5% 9/15/46	1,820,000	1,888,322
Series 2020 B, 5% 9/15/28	2,000,000	2,137,436
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	255,000	242,656
Series 2021 C3B, 2%, tender 10/15/26 (b)	210,000	195,500
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	40,843
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	232,031
TOTAL COLORADO		13,799,735
Connecticut - 5.9%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	321,526
5% 8/1/33	800,000	857,716
5% 8/1/34	500,000	535,142
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	220,000	223,778
5% 5/15/26	125,000	129,124
Series 2016 D, 5% 8/15/25	210,000	214,216
Series 2018 F:
5% 9/15/24	100,000	101,068
5% 9/15/25	100,000	102,203
Series 2019 A:
4% 4/15/37	1,800,000	1,744,287
5% 4/15/26	115,000	118,656
Series 2020 A, 4% 1/15/34	300,000	302,996
Series 2021 A:
3% 1/15/35	1,150,000	991,005
3% 1/15/37	1,910,000	1,562,254
3% 1/15/39	215,000	167,157
Series 2021 B, 5% 6/1/41	1,125,000	1,170,950
Series 2021 D, 5% 7/15/24	260,000	262,234
Series 2022 B, 4% 1/15/37	2,480,000	2,414,377
Series 2022 C:
4% 6/15/39	300,000	283,534
4% 6/15/41	250,000	231,186
5% 6/15/30	400,000	432,656
5% 6/15/31	500,000	544,628
5% 6/15/34	350,000	382,311
5% 6/15/37	250,000	266,557
5% 6/15/38	300,000	317,436
5% 6/15/40	500,000	524,619
5% 6/15/42	500,000	520,608
Series 2022 D, 5% 9/15/30	650,000	704,801
Series 2022:
5% 6/15/28	500,000	531,318
5% 6/15/29	410,000	439,732
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	201,138
5%, tender 1/1/27 (b)	330,000	336,876
Series 2018 K1:
5% 7/1/26	680,000	677,178
5% 7/1/28	1,120,000	1,117,200
Series 2019 A, 5% 7/1/49 (e)	130,000	100,199
Series 2019 Q-1:
5% 11/1/25	90,000	91,985
5% 11/1/26	95,000	98,381
Series 2020 K, 4% 7/1/45	1,000,000	857,375
Series 2021 G:
4% 3/1/46	235,000	202,936
4% 3/1/51	380,000	319,269
Series 2021 S, 4% 6/1/51	240,000	201,063
Series 2022 M:
4% 7/1/39	415,000	366,418
4% 7/1/52	355,000	287,573
Series 2023 E:
4% 7/15/42	800,000	685,362
4% 7/15/43	500,000	424,575
5% 7/15/33	225,000	237,400
5% 7/15/34	745,000	784,261
5% 7/15/36	750,000	774,344
Series A, 5% 7/1/26	160,000	160,660
Series K1:
5% 7/1/27	1,100,000	1,096,538
5% 7/1/30	1,000,000	992,800
5% 7/1/34	725,000	709,193
5% 7/1/36	450,000	429,755
5% 7/1/39	490,000	450,359
Series K3, 5% 7/1/43	215,000	190,521
Series L1:
4% 7/1/28	750,000	732,815
4% 7/1/29	750,000	728,771
4% 7/1/30	1,000,000	965,319
Series N:
5% 7/1/25	390,000	386,319
5% 7/1/26	575,000	567,863
5% 7/1/27	430,000	424,775
Series R, 5% 6/1/36	900,000	943,024
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	290,000	273,134
Series 2022 A1:
5% 11/15/26	200,000	205,867
5% 5/15/27	220,000	227,505
5% 11/15/27	230,000	239,318
5% 5/15/28	225,000	235,401
5% 11/15/28	220,000	231,373
5% 5/15/29	225,000	236,668
5% 11/15/29	125,000	131,827
5% 5/15/30	375,000	394,684
5% 11/15/30	175,000	184,770
Series 2022 A2:
5% 11/15/23 (d)	670,000	670,384
5% 5/15/24 (d)	595,000	596,933
5% 11/15/24 (d)	965,000	971,422
5% 5/15/25 (d)	400,000	403,432
5% 11/15/25 (d)	300,000	303,592
5% 5/15/26 (d)	425,000	431,273
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	143,312
TOTAL CONNECTICUT		38,821,215
District Of Columbia - 0.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	185,000	191,274
5% 10/1/44	1,000,000	1,008,169
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	890,000	600,719
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (d)	440,000	448,521
Series 2019 A, 5% 10/1/25 (d)	70,000	70,843
Series 2020 A:
5% 10/1/26 (d)	320,000	326,197
5% 10/1/27 (d)	110,000	113,203
5% 10/1/28 (d)	55,000	57,028
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	100,000
5% 10/1/24	100,000	100,929
5% 10/1/25	100,000	102,317
TOTAL DISTRICT OF COLUMBIA		3,119,200
Florida - 4.0%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	223,800
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (d)	45,000	45,200
Series 2017, 5% 10/1/42 (d)	1,365,000	1,361,095
Series 2019 A, 5% 10/1/49 (d)	1,000,000	991,626
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	230,000	237,838
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	507,661
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	485,000	323,945
4% 8/15/45	110,000	88,835
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 4% 11/15/38	725,000	631,807
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	388,519
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	300,000	302,580
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	105,000	102,575
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	105,433
5% 10/1/29	80,000	80,400
5% 10/1/30	70,000	70,346
Fort Pierce Utils. Auth. Series 2022 A:
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	175,000	187,714
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	300,000	323,285
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	475,000	503,235
5% 10/1/37 (Assured Guaranty Muni. Corp. Insured)	425,000	443,557
5% 10/1/39 (Assured Guaranty Muni. Corp. Insured)	475,000	490,297
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	450,000	462,379
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	400,000	411,887
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	411,864
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (d)	125,000	127,311
Series 2019 A:
5% 10/1/23 (d)	300,000	300,000
5% 10/1/24 (d)	300,000	301,884
5% 10/1/25 (d)	300,000	303,957
5% 10/1/32 (d)	300,000	308,746
5% 10/1/38 (d)	430,000	431,712
5% 10/1/54 (d)	1,620,000	1,600,744
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (d)	2,750,000	2,803,256
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	656,840
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (d)	620,000	623,142
5% 10/1/38 (d)	80,000	79,066
Series 2016 A, 5% 10/1/29	145,000	148,708
Series 2017 B, 5% 10/1/40 (d)	810,000	802,463
Series 2020 A:
4% 10/1/40	300,000	278,519
5% 10/1/25	245,000	249,781
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	397,551
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	100,335
Series 2015 A, 5% 5/1/28	290,000	293,455
Series 2015 D, 5% 2/1/26	10,000	10,209
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	168,923
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	60,000	59,546
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,600,000	1,543,816
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/29	175,000	177,149
5% 11/1/32	200,000	202,894
5% 11/1/34	310,000	313,521
5% 11/1/37	385,000	376,877
5% 11/1/39	400,000	385,466
5% 11/1/41	400,000	381,106
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	454,796
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	365,000	352,445
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	102,440
5% 8/15/42	5,000	4,966
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	101,006
Series 2015 A, 5% 12/1/40	410,000	384,253
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/29	25,000	25,418
Series 2020 B:
4% 7/1/39	1,000,000	886,306
4% 7/1/45	825,000	688,552
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	403,103
0% 9/1/35	750,000	404,489
0% 9/1/36	800,000	402,692
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	30,192
5% 10/15/49	60,000	59,663
TOTAL FLORIDA		26,423,176
Georgia - 5.4%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E, 5% 7/1/39 (d)	520,000	531,266
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (d)	140,000	140,218
Series 2019 B, 5% 7/1/25 (d)	60,000	60,794
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	156,977
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	610,000	362,755
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.15%, tender 6/13/24 (b)	1,140,000	1,113,040
Series 2013 1st, 2.925%, tender 3/12/24 (b)	330,000	326,035
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	219,819
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	40,000	34,695
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	1,895,000	1,294,941
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	205,915
5% 1/1/26	165,000	167,840
5% 1/1/30	55,000	57,273
5% 1/1/34	375,000	390,010
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	389,056
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	392,350
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	448,243
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	351,972
4% 1/1/41	480,000	424,042
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	202,225
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	434,145
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	418,048
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	380,358
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	348,250
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	295,485
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,082,925
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	3,933
5% 8/1/39	5,000	4,428
5% 8/1/43	5,000	4,325
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	177,706
4% 7/1/43	205,000	176,356
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	500,000	499,836
Series 2021 A, 4%, tender 9/1/27 (b)	12,000,000	11,683,069
Series 2022 E, 4%, tender 12/1/29 (b)	3,595,000	3,393,982
Series 2023 C, 5%, tender 9/1/30 (b)	1,000,000	1,010,431
Series 2023 D, 5%, tender 12/1/30 (b)	3,940,000	3,903,193
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	188,998
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	1,365,000	1,268,209
5% 4/1/24	675,000	677,863
5% 4/1/29	500,000	528,000
5% 4/1/36	135,000	144,482
Series 2020 B:
5% 9/1/25	180,000	184,110
5% 9/1/34	1,000,000	1,082,249
Series A, 5% 6/1/24	130,000	130,669
TOTAL GEORGIA		35,290,516
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/33 (d)	350,000	358,234
5% 7/1/48 (d)	2,800,000	2,786,865
Series 2022 A, 5% 7/1/42 (d)	1,245,000	1,253,365
Series 2022 B, 5% 7/1/24 (d)	3,350,000	3,361,770
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	40,000	36,917
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,071,888
Series 2017 A, 5% 9/1/33	5,000	5,216
Series 2022 A, 5% 11/1/23	280,000	280,193
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	117,357
TOTAL HAWAII		9,271,805
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	15,000	14,632
Series 2021 A, 5% 7/15/31	610,000	661,508
TOTAL IDAHO		676,140
Illinois - 12.0%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	15,041
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	764,001
Series 2018 A:
5% 12/1/29	350,000	353,766
5% 12/1/30	160,000	161,405
5% 12/1/31	150,000	151,027
Series 2018 C, 5% 12/1/46	3,250,000	2,939,875
Series 2019 A:
5% 12/1/29	125,000	127,037
5% 12/1/30	405,000	410,282
5% 12/1/30	100,000	101,304
Series 2022 B:
4% 12/1/35	600,000	529,691
4% 12/1/36	1,005,000	875,092
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	217,421
Series 2020 A:
5% 1/1/27	400,000	408,700
5% 1/1/30	615,000	636,504
Series 2021 A, 5% 1/1/32	7,725,000	7,944,223
Series 2021 B, 4% 1/1/32	375,000	355,703
Series 2023 A:
5% 1/1/29	1,000,000	1,031,753
5% 1/1/33	895,000	919,938
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (d)	200,000	200,049
Series 2014 B:
5% 1/1/26	100,000	99,960
5% 1/1/28	270,000	269,812
Series 2016 A, 4% 1/1/33 (d)	305,000	289,751
Series 2016 B, 4% 1/1/35	200,000	192,626
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (d)	400,000	388,757
Series 2017 B, 5% 1/1/37	50,000	50,828
Series 2018 A, 5% 1/1/48 (d)	90,000	89,209
Series 2022 C, 5% 1/1/40 (d)	1,850,000	1,843,261
Series 2023, 5% 1/1/38 (Build America Mutual Assurance Insured)	1,000,000	1,025,045
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	50,000	48,018
5% 7/1/48 (d)	600,000	545,873
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	634,447
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/23	10,000	10,009
5% 11/15/31	500,000	514,609
Series 2021 A:
5% 11/15/23	35,000	35,032
5% 11/15/24	50,000	50,545
5% 11/15/33	425,000	448,106
Series 2021 B:
4% 11/15/25	180,000	180,360
4% 11/15/26	90,000	90,289
4% 11/15/27	90,000	90,631
4% 11/15/28	45,000	45,298
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	2,100,000	1,863,793
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	401,058
Series 2020 A:
3% 5/15/50	1,570,000	1,010,716
3% 5/15/50 (Build America Mutual Assurance Insured)	710,000	459,974
3.25% 8/15/49	285,000	191,948
4% 5/15/50	1,000,000	796,688
Series 2021 A, 4% 8/15/37	2,155,000	2,036,468
Series 2022 A:
5% 10/1/29	350,000	351,187
5% 10/1/30	230,000	230,443
5% 10/1/31	215,000	215,151
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	202,867
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	204,606
5% 10/1/31	200,000	208,301
5% 10/1/38	200,000	199,525
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	400,000	303,000
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/24	45,000	44,986
5% 8/1/30	615,000	622,935
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	10,287
Series 2016, 5% 10/1/29	30,000	30,818
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	620,301
5% 5/15/43	790,000	737,920
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	15,308
Series 2015 A:
5% 11/15/23	10,000	10,008
5% 11/15/25	150,000	151,735
Series 2015 C:
4.125% 8/15/37	60,000	52,552
5% 8/15/26	35,000	35,324
5% 8/15/44	1,380,000	1,300,039
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	65,517
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	10,000	10,343
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	45,000	46,545
Series 2016 B, 5% 8/15/35	250,000	254,653
Series 2016 C:
4% 2/15/41	35,000	30,864
5% 2/15/34	50,000	51,305
Series 2016:
5% 12/1/23	155,000	155,143
5% 5/15/29	10,000	10,166
5% 12/1/29	620,000	630,150
5% 12/1/33	485,000	490,937
5% 12/1/40	85,000	82,304
5% 12/1/46	2,695,000	2,498,699
Series 2017 A, 5% 7/15/42	1,000,000	1,003,707
Series 2019:
4% 9/1/35	60,000	50,205
5% 9/1/36	295,000	269,728
5% 9/1/38	100,000	88,784
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	520,000	520,436
5% 5/1/28	50,000	50,046
Series 2016:
5% 1/1/26	5,000	5,093
5% 2/1/26	400,000	407,715
5% 2/1/27	585,000	601,269
5% 11/1/29	1,400,000	1,427,615
Series 2017 C, 5% 11/1/29	345,000	355,135
Series 2017 D, 5% 11/1/27	850,000	879,166
Series 2017, 4% 2/1/24	30,000	29,970
Series 2018 A:
5% 10/1/24	25,000	25,190
5% 10/1/28	1,500,000	1,561,596
Series 2018 B:
5% 5/1/24	1,500,000	1,506,188
5% 10/1/24	1,050,000	1,057,961
Series 2019 B:
5% 9/1/24	105,000	105,717
5% 9/1/25	20,000	20,306
Series 2020 C, 4% 10/1/37	1,815,000	1,653,643
Series 2021 A, 5% 3/1/32	450,000	472,345
Series 2022 A, 5% 3/1/32	650,000	685,919
Series 2022 B:
5% 3/1/29	650,000	678,369
5% 3/1/33	1,700,000	1,785,537
Series 2023 B:
5% 5/1/35	1,915,000	1,986,589
5.25% 5/1/41	670,000	682,008
Series 2023 D, 5% 7/1/29	1,615,000	1,688,621
Series May 2014, 5% 5/1/39	1,700,000	1,633,062
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	690,000	649,372
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	285,308
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	105,000	106,608
Series A, 5% 1/1/40	220,000	227,335
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	297,379
Series 2015, 4% 2/1/30	800,000	798,987
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280,000	1,245,385
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	220,599
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	44,746
Series 1994 A, 0% 6/15/25	25,000	23,100
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	971,715
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,128
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	138,698
Series 2002, 0% 12/15/23	205,000	203,069
Series 2017 A, 5% 6/15/57	875,000	837,007
Series 2020 A:
4% 6/15/50	1,170,000	947,968
5% 6/15/50	1,730,000	1,670,117
Series 2022 A:
0% 12/15/35	420,000	232,440
0% 6/15/40	1,725,000	708,219
4% 12/15/47	5,000,000	4,124,071
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	402,678
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/31 (f)	1,000,000	1,055,352
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	680,000	675,480
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	15,099
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	104,220
TOTAL ILLINOIS		78,956,842
Indiana - 0.7%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	43,695
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	100,000	88,069
Indiana Fin. Auth. Rev. Series 2016, 5% 9/1/30	50,000	51,394
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,038,505
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	105,000	99,131
5% 7/1/25	690,000	700,524
Series 2021 C1, 3% 1/1/52	1,130,000	1,054,967
Series A, 3.75% 1/1/49	290,000	281,148
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2014 D:
5% 1/1/28 (d)	75,000	74,948
5% 1/1/30 (d)	85,000	84,927
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	171,431
Series 2020, 5% 4/1/30	105,000	108,620
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	695,000	705,713
TOTAL INDIANA		4,503,072
Iowa - 0.6%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	545,000	319,730
Series A:
5% 5/15/43	35,000	27,003
5% 5/15/48	420,000	309,152
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (d)	155,000	157,484
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	391,198
5% 6/1/27	250,000	260,759
5% 6/1/28	500,000	526,476
5% 6/1/29	600,000	636,648
5% 6/1/30	700,000	747,291
Series 2021 B1, 4% 6/1/49	260,000	240,320
TOTAL IOWA		3,616,061
Kentucky - 1.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/36	300,000	271,174
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	370,000	267,185
4% 2/1/37	175,000	155,672
5% 2/1/25	280,000	281,220
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	885,051
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	356,205
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	177,895
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	82,177
5% 5/1/29	85,000	88,943
5% 5/1/32	20,000	20,801
5% 5/1/33	15,000	15,635
5% 5/1/34	20,000	20,924
5% 5/1/35	10,000	10,424
5% 5/1/36	10,000	10,369
5% 5/1/38	1,000,000	1,023,230
Series A:
4% 11/1/35	600,000	567,011
5% 11/1/29	150,000	157,552
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,475,848
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	71,041
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	87,014
Series 2016 A, 5% 10/1/32	70,000	70,988
Series 2020 A:
3% 10/1/43	1,160,000	788,994
4% 10/1/40	195,000	170,759
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (d)	65,000	65,243
TOTAL KENTUCKY		7,121,355
Louisiana - 0.4%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	235,000	245,381
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	184,819
Series 2017, 5% 5/15/27	115,000	117,755
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	15,476
Series 2017 A, 5% 12/15/32	165,000	171,354
Series 2018 E, 5% 7/1/38	100,000	101,983
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/48 (d)	2,000,000	1,960,519
TOTAL LOUISIANA		2,797,287
Maine - 0.4%
Auburn (Edward Little High School Proj.) Series 2021, 2.375% 11/1/40	2,300,000	1,514,803
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	585,000	589,362
Series 2016 A:
4% 7/1/41	85,000	67,517
4% 7/1/46	85,000	63,424
5% 7/1/41	25,000	22,020
5% 7/1/46	155,000	128,385
Series 2017 B, 5% 7/1/29	10,000	10,259
TOTAL MAINE		2,395,770
Maryland - 1.7%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	93,648
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	55,000	53,733
Series 2019 C:
3.5% 3/1/50	515,000	496,082
5% 9/1/28	115,000	120,712
Series 2021 C, 0.6% 7/1/24	600,000	583,368
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/25 (d)	510,000	509,527
5% 7/1/26 (d)	230,000	229,685
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,021,606
Maryland Health & Higher Edl. Series 2021 A:
2.5% 7/1/51	1,210,000	683,074
3% 7/1/46	1,265,000	869,943
3% 7/1/51	915,000	592,116
4% 6/1/55	190,000	149,752
5% 6/1/29	120,000	124,453
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	180,000	157,106
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,083,174
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,646,068
5% 10/1/26	1,650,000	1,708,675
TOTAL MARYLAND		11,122,722
Massachusetts - 3.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	890,827
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	363,032
5% 6/1/27	500,000	527,275
5% 6/1/41	1,250,000	1,284,803
Series 2021 A, 5% 6/1/51	1,860,000	1,916,647
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	35,575
Series 2016 A, 5% 1/1/31	40,000	40,610
Series 2016 I:
5% 7/1/30	195,000	196,794
5% 7/1/41	140,000	134,380
Series 2017 A:
5% 1/1/36	325,000	327,636
5% 1/1/37	1,050,000	1,052,946
Series 2017, 5% 7/1/36	275,000	275,215
Series 2018, 5% 1/1/43	180,000	172,468
Series 2019 K:
5% 7/1/25	125,000	126,696
5% 7/1/26	165,000	168,760
5% 7/1/27	195,000	201,563
Series 2019:
5% 7/1/27	440,000	446,549
5% 9/1/59	435,000	441,055
Series 2020 A, 4% 7/1/45	480,000	381,707
Series 2021 V, 5% 7/1/55	1,245,000	1,288,069
Series 2021:
4% 7/1/26	240,000	232,409
4% 7/1/27	255,000	245,448
4% 7/1/28	325,000	310,741
4% 7/1/29	340,000	322,369
4% 7/1/30	355,000	333,701
4% 7/1/31	370,000	344,653
Series M:
4% 10/1/50	490,000	367,085
5% 10/1/45	370,000	335,332
Massachusetts Edl. Fing. Auth. Rev. Series 2016, 5% 7/1/24 (d)	210,000	210,814
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,035,994
Series 2019 C, 5% 5/1/49	345,000	351,569
Series 2022 C, 5.25% 10/1/47	2,000,000	2,124,902
Series E, 5% 11/1/50	1,640,000	1,683,996
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	650,000	613,271
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (d)	500,000	504,123
Series 2021 E:
5% 7/1/41 (d)	1,000,000	1,007,426
5% 7/1/46 (d)	290,000	289,638
5% 7/1/51 (d)	1,000,000	988,775
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	230,000	227,739
TOTAL MASSACHUSETTS		22,802,592
Michigan - 1.3%
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	111,202
5% 7/1/25	60,000	59,416
5% 7/1/27	265,000	263,365
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	185,509
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	395,000	245,537
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	200,339
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	102,690
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	170,888
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	50,976
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	577,630
Series 2016, 5% 11/15/26	160,000	163,610
Series 2019 A:
3% 12/1/49	555,000	375,388
5% 11/15/48	55,000	53,278
Series 2020 A, 4% 6/1/49	135,000	115,248
Series 2020, 5% 6/1/40	1,105,000	1,127,564
Series 2021:
4% 9/1/31	665,000	643,470
5% 9/1/32	690,000	717,932
5% 9/1/33	650,000	673,074
5% 9/1/36	505,000	514,010
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	10,347
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	635,000	610,041
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	555,000	337,242
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	175,000	169,816
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,031,005
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	46,822
Series 2017 B, 5% 12/1/42 (d)	150,000	149,559
Series 2018 D, 5% 12/1/29 (d)	85,000	87,388
TOTAL MICHIGAN		8,793,346
Minnesota - 0.7%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	210,732
5% 2/15/58	270,000	252,927
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	60,516
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/34 (d)	210,000	218,595
5% 1/1/37 (d)	520,000	528,960
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A:
5% 10/1/30	500,000	513,838
5% 10/1/45	30,000	28,004
Series 2023, 4.25% 10/1/38	300,000	270,214
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	150,000	155,867
Series B, 4% 8/1/39	2,050,000	1,910,138
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	255,000	249,259
TOTAL MINNESOTA		4,399,050
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	2,200,000	1,632,637
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	300,000	282,844
5% 6/1/25	750,000	761,442
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	81,485
Series I, 5% 10/1/24	70,000	70,446
TOTAL MISSISSIPPI		2,828,854
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	105,000	103,868
Series 2021, 4% 3/1/41	250,000	208,009
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,076,329
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	482,083
Series 2018 A, 5% 11/15/43	1,000,000	994,348
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	20,000	19,518
Series 2021 A, 3% 5/1/52	470,000	442,928
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	592,052
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	20,865
5.25% 9/1/53	1,240,000	1,027,158
TOTAL MISSOURI		4,967,158
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (d)	10,000	9,893
Series 2019 B, 4% 6/1/50	10,000	9,714
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	575,000	369,978
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	30,312
TOTAL MONTANA		419,897
Nebraska - 1.3%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	2,290,000	2,316,636
Series 2019, 4%, tender 8/1/25 (b)	725,000	715,571
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	260,000	164,691
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	40,000	38,783
Series 2019 E, 3.75% 9/1/49 (d)	60,000	58,265
Series 2020 A, 3.5% 9/1/50	700,000	671,062
Series 2022 B:
5% 3/1/25 (d)	1,090,000	1,097,231
5% 9/1/25 (d)	1,105,000	1,115,590
5% 3/1/26 (d)	1,100,000	1,114,466
5% 9/1/26 (d)	1,140,000	1,159,613
5% 3/1/30 (d)	400,000	407,997
TOTAL NEBRASKA		8,859,905
Nevada - 0.4%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	114,820
Clark County School District Series 2017 A, 5% 6/15/25	400,000	406,523
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	305,000	298,393
Series 2019 B, 4% 10/1/49	30,000	29,316
Series 2021 B, 3% 10/1/51	2,030,000	1,896,553
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	177,945
TOTAL NEVADA		2,923,550
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	490,000	325,038
5% 8/15/30	1,405,000	1,464,855
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	222,208	206,688
Series 2023 2A, 3.875% 1/20/38	1,622,137	1,397,048
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/26	105,000	106,758
5% 8/1/37	100,000	101,029
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	1,481,645	1,327,417
TOTAL NEW HAMPSHIRE		4,928,833
New Jersey - 4.6%
New Jersey Econ. Dev. Auth.:
Series 2018 EEE:
5% 6/15/43	800,000	803,804
5% 6/15/43 (Pre-Refunded to 12/15/28 @ 100)	470,000	505,174
Series 2023 RRR, 5% 3/1/25	1,890,000	1,912,079
Series A, 5% 11/1/40	360,000	367,098
Series QQQ:
4% 6/15/46	610,000	536,910
5% 6/15/27	35,000	36,226
5% 6/15/28	40,000	41,853
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	67,970
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	370,128
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,029
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	60,000	60,434
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,506
Series 2015 XX, 4.25% 6/15/26	280,000	278,233
Series 2018 EEE, 5% 6/15/28	410,000	428,993
Series LLL:
4% 6/15/44	315,000	281,263
5% 6/15/44	180,000	182,156
Series MMM, 4% 6/15/35	90,000	87,901
Series PP, 5% 6/15/31 (Pre-Refunded to 6/15/24 @ 100)	260,000	261,881
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	500,000	495,883
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	205,000	218,697
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	79,240
5% 7/1/41	65,000	61,114
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	530,000	535,159
Series 2018 B:
5% 12/1/25 (d)	500,000	504,198
5% 12/1/26 (d)	485,000	489,721
5% 12/1/27 (d)	850,000	863,621
Series 2020:
5% 12/1/24 (d)	100,000	100,525
5% 12/1/25 (d)	235,000	236,973
5% 12/1/25 (d)	60,000	60,504
5% 12/1/26 (d)	205,000	206,995
5% 12/1/27 (d)	145,000	147,324
5% 12/1/27 (d)	40,000	40,641
Series 2023 B, 5% 12/1/30 (d)	3,780,000	3,862,484
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	1,915,000	1,925,074
Series 2018 B, 5% 6/1/46	500,000	464,744
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	192,084
Series D, 5% 1/1/28	170,000	174,808
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	514,294
Series 2006 C, 0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	780,000	495,392
Series 2010 A, 0% 12/15/27	250,000	209,447
Series 2014 AA, 5% 6/15/25	100,000	100,599
Series 2016 A, 5% 6/15/27	160,000	162,936
Series 2018 A, 5% 12/15/32	100,000	103,626
Series 2019 BB, 4% 6/15/50	370,000	313,262
Series 2021 A:
4% 6/15/34	140,000	137,847
5% 6/15/32	295,000	314,433
5% 6/15/33	1,000,000	1,063,815
Series 2022 A, 4% 6/15/39	720,000	666,357
Series 2022 AA:
5% 6/15/33	250,000	267,501
5% 6/15/36	1,460,000	1,539,138
Series 2022 BB:
4% 6/15/46	1,385,000	1,219,049
4% 6/15/50	1,000,000	869,110
Series AA:
4% 6/15/38	185,000	172,483
4% 6/15/45	1,535,000	1,360,780
4% 6/15/50	1,980,000	1,720,838
5% 6/15/40	210,000	215,693
Series BB:
5% 6/15/33	1,000,000	1,035,216
5% 6/15/50	70,000	70,147
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/36	450,000	475,844
5% 11/1/40	150,000	149,782
TOTAL NEW JERSEY		30,200,016
New Mexico - 0.3%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/26 (d)	1,045,000	1,060,124
5% 9/1/27 (d)	350,000	357,577
5% 9/1/29 (d)	150,000	154,373
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	130,000	126,874
Series 2019 D, 3.75% 1/1/50	40,000	38,776
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	10,000	9,156
5% 5/15/39	5,000	4,258
5% 5/15/44	5,000	4,057
5% 5/15/49	15,000	11,640
TOTAL NEW MEXICO		1,766,835
New York - 8.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	386,399
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	455,242
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	4,801
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	97,677
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	690,718
5% 4/1/52	520,000	529,202
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	100,939
Series 2024 A, 5% 8/1/41	1,135,000	1,176,635
Series E, 5% 8/1/30	1,025,000	1,049,826
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	270,000	251,122
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,075,000	1,886,784
Series 2021, 0.6%, tender 7/1/25 (b)	385,000	355,332
Series A 1 B, 5% 5/1/30	490,000	515,597
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,373,512
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	729,035
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	100,000	100,047
Series 2020 A:
4% 9/1/37	350,000	310,502
4% 9/1/39	700,000	603,710
Series 2022 A:
5% 7/15/37	110,000	108,078
5% 7/15/42	310,000	291,842
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	3,915,000	4,081,849
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	120,644
Series 2016 A, 5% 11/15/31	100,000	101,117
Series 2016 C1, 5% 11/15/33	1,000,000	1,013,805
Series 2017 B, 5% 11/15/24	565,000	569,677
Series 2017 C1, 5% 11/15/30	325,000	335,909
Series 2017 D:
5% 11/15/25	1,635,000	1,660,932
5% 11/15/30	2,220,000	2,294,520
Series 2020 D:
4% 11/15/46	2,050,000	1,721,645
4% 11/15/47	150,000	125,016
New York N Y City Transitional Series 2024 B, 5% 5/1/39	4,750,000	4,984,107
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	1,065,000	720,893
Series 2021 A, 4% 3/15/38	1,000,000	945,641
Series 2021 E:
3% 3/15/50	1,060,000	711,727
4% 3/15/39	1,000,000	937,448
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	170,775
5% 8/15/28	235,000	252,805
5% 2/15/29	100,000	108,356
5% 8/15/29	200,000	218,073
5% 2/15/30	340,000	373,034
5% 8/15/30	400,000	441,549
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (b)	1,105,000	961,053
Series 2021 K2, 1%, tender 11/1/26 (b)	300,000	268,585
Series 2023 C2, 3.8%, tender 5/1/29 (b)	3,120,000	3,004,380
Series J, 0.75% 5/1/25	250,000	234,630
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (d)	765,000	771,308
Series 2021 239, 3.25% 10/1/51	960,000	902,253
Series 221, 3.5% 10/1/32 (d)	20,000	19,187
New York State Urban Dev. Corp.:
Series 2020 C, 4% 3/15/39	1,000,000	933,235
Series 2020 E:
4% 3/15/44	1,675,000	1,493,515
4% 3/15/45	1,350,000	1,196,554
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,159,847
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/40 (d)	1,000,000	958,018
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	380,000	392,350
5% 12/1/33 (d)	590,000	608,823
5% 12/1/34 (d)	645,000	663,529
5% 12/1/35 (d)	325,000	331,855
5% 12/1/36 (d)	220,000	222,363
5% 12/1/37 (d)	590,000	590,849
5% 12/1/38 (d)	1,430,000	1,426,525
5% 12/1/39 (d)	1,090,000	1,084,057
5% 12/1/40 (d)	925,000	914,193
5% 12/1/41 (d)	840,000	824,949
5% 12/1/42 (d)	420,000	409,185
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	389,371
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	600,930
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	297,768
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	100,000	79,027
5.375% 11/1/54 (e)	100,000	76,268
TOTAL NEW YORK		53,721,129
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	210,000	211,924
Series 2017 202, 5% 10/15/29 (d)	500,000	509,972
TOTAL NEW YORK AND NEW JERSEY		721,896
North Carolina - 0.1%
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	10,000	10,528
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	287,358
Series 2020 A, 3% 7/1/45	365,000	254,196
Series 2021 A, 4% 3/1/51	280,000	182,377
TOTAL NORTH CAROLINA		734,459
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	190,000	179,242
Series 2021 B, 3% 7/1/52	620,000	578,009
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	790,000	473,108
TOTAL NORTH DAKOTA		1,230,359
Ohio - 4.6%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	473,977
Series 2020, 4% 11/15/38	1,500,000	1,262,384
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,166
5% 8/1/26	390,000	400,394
5% 8/1/27	10,000	10,380
5% 8/1/28	10,000	10,428
5% 8/1/29	10,000	10,419
5% 8/1/30	10,000	10,429
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	175,782
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	550,000	382,894
4% 6/1/48	180,000	152,042
5% 6/1/34	370,000	389,428
Series 2020 B2, 5% 6/1/55	1,370,000	1,180,131
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	146,525
Cleveland Wtr. Rev. Series 2020, 5% 1/1/28	800,000	846,377
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	7,941,252
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	108,605
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	60,000	51,802
5% 12/1/46	200,000	201,540
5% 12/1/51	200,000	200,646
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,522,988
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	255,832
Series 2019, 5% 2/1/25	160,000	161,025
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	430,000	360,615
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	116,655
5% 3/1/28	140,000	148,470
5% 3/1/29	160,000	171,502
5% 3/1/29	210,000	225,097
5% 3/1/30	190,000	205,835
5% 3/1/30	290,000	314,169
Series 2021 B:
5% 2/1/28	205,000	217,141
5% 2/1/29	385,000	412,298
5% 2/1/30	320,000	346,359
Series 2021 C:
5% 3/15/28	275,000	291,803
5% 3/15/29	480,000	514,728
5% 3/15/30	480,000	520,223
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/25	270,000	273,495
5% 1/1/26	320,000	328,409
5% 1/1/27	750,000	778,746
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	32,803
5% 1/15/31	300,000	310,875
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	14,820
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	380,000	402,626
Series 2021 C, 3.25% 3/1/51	4,335,000	4,102,225
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	821,054
5% 12/15/28	1,250,000	1,339,830
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/26	150,000	154,215
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	70,000	76,812
5% 2/15/38	185,000	197,046
Series A, 5% 2/15/51	600,000	615,311
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	101,651
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	219,374
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	215,000	208,960
6% 12/1/29	230,000	222,839
6% 12/1/30	245,000	236,157
6% 12/1/31	260,000	249,355
TOTAL OHIO		30,436,944
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	200,000	199,114
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/24	250,000	250,819
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	125,000	111,003
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	70,000	74,183
TOTAL OKLAHOMA		635,119
Oregon - 0.4%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	970,000	949,375
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	650,000	650,449
Series 27 A, 5% 7/1/36 (d)	240,000	247,255
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	850,000	564,899
TOTAL OREGON		2,411,978
Pennsylvania - 7.3%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	2,105,000	2,063,299
5% 1/1/56 (d)	1,280,000	1,248,574
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	175,000	136,930
4% 12/1/41	270,000	176,071
4.25% 12/1/50	300,000	180,522
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/27	475,000	463,872
5% 7/1/28	525,000	510,753
5% 7/1/29	550,000	531,797
5% 7/1/36	120,000	110,665
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	101,906
Chartiers Valley School District Series 2021 A, 3% 10/15/49	1,155,000	758,501
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	320,181
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	449,845
Series 2017, 5% 7/1/28	445,000	446,049
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	15,000	12,453
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,152
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	35,362
5% 7/15/36	500,000	505,178
Series 2020, 4% 7/15/45	500,000	414,885
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	98,749
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	60,352
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	4,673,301
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	96,988
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	284,324
Series 2019, 4% 9/1/44	185,000	159,630
Series 2020, 5% 4/1/27	300,000	294,339
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	140,000	142,231
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	153,875
Series 2016 A, 5% 8/15/46	50,000	46,559
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/24	300,000	301,995
5% 7/1/26	455,000	469,904
5% 7/1/27	500,000	525,524
5% 7/1/34	450,000	472,703
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	508,434
Series 2017, 5% 5/1/35	10,000	10,214
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (d)	1,160,000	1,185,216
Series 2021 137, 3% 10/1/51	870,000	807,156
Series 2022 138:
3% 10/1/52	1,370,000	1,266,818
5% 4/1/26	1,100,000	1,123,032
5% 10/1/26	600,000	615,858
5% 4/1/27	500,000	516,288
5% 10/1/27	450,000	467,630
5% 4/1/28	465,000	485,857
5% 10/1/28	475,000	499,069
5% 4/1/29	480,000	503,970
5% 10/1/29	1,000,000	1,053,707
5% 4/1/30	1,010,000	1,061,047
5% 10/1/30	695,000	732,399
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	266,588
Series 2016 A1, 5% 12/1/41	1,215,000	1,217,470
Series 2021 A, 4% 12/1/50	1,000,000	851,183
Series 2021 B:
5% 12/1/28	625,000	662,346
5% 12/1/29	1,000,000	1,065,631
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/35 (d)	50,000	50,684
5% 7/1/47 (d)	970,000	951,209
Series 2020 C, 5% 7/1/29 (d)	595,000	613,775
Series 2021:
5% 7/1/26 (d)	2,920,000	2,958,530
5% 7/1/27 (d)	4,020,000	4,103,411
5% 7/1/28 (d)	425,000	436,552
5% 7/1/34 (d)	1,000,000	1,037,798
5% 7/1/35 (d)	1,000,000	1,029,295
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	70,696
Series 2017 A, 5% 9/1/42	760,000	750,995
Philadelphia Gas Works Rev. Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,066,119
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27 (Pre-Refunded to 1/15/24 @ 100)	275,000	275,888
Series 2019 A, 5% 8/1/26	220,000	226,397
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	50,772
Series 2018 B, 5% 9/1/43	50,000	50,478
Series 2019 A:
4% 9/1/35	170,000	160,071
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	80,000	83,182
Series 2019 B:
5% 9/1/25	140,000	142,162
5% 9/1/26	415,000	424,646
Series 2019 C, 5% 9/1/33	315,000	332,059
Philadelphia Wtr. & Wastewtr. Rev. Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,059,040
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	71,613
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	45,724
Series 2019 A:
4% 6/1/44	50,000	43,722
4% 6/1/49	115,000	97,247
5% 6/1/25	200,000	202,955
5% 6/1/44	85,000	85,121
5% 6/1/49	135,000	133,200
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	323,308
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	171,709
TOTAL PENNSYLVANIA		48,200,740
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/33 (e)	900,000	890,840
Series 2021 B:
5% 7/1/33 (e)	250,000	247,454
5% 7/1/37 (e)	960,000	921,648
Series 2022 A, 4% 7/1/42 (e)	960,000	797,744
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	740,000	477,300
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	2,273,421	1,339,878
4% 7/1/33	1,608,885	1,442,099
4% 7/1/35	575,000	499,705
5.625% 7/1/27	190,000	194,971
5.625% 7/1/29	999,707	1,033,005
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	2,285,000	2,046,591
TOTAL PUERTO RICO		9,891,235
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B, 5% 9/1/36	500,000	441,180
Series 2016, 5% 5/15/39	215,000	203,668
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	30,000	29,384
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2023 A, 5% 12/1/30 (d)	730,000	751,758
Series A:
4% 12/1/26 (d)	35,000	34,303
5% 12/1/23 (d)	625,000	625,252
TOTAL RHODE ISLAND		2,085,545
South Carolina - 1.3%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	395,110
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	1,000,000	997,043
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	45,000	43,757
Series 2023 B, 6% 1/1/54	235,000	248,421
South Carolina Jobs-Econ. Dev. Auth.:
Series 2019 C, 5% 7/1/33	170,000	173,641
Series 2023:
4% 2/1/42	1,115,000	993,660
5% 2/1/40	835,000	859,157
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	833,321
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	255,000	258,278
Series 2018, 5% 7/1/43 (d)	520,000	509,087
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	142,844
5% 12/1/29	500,000	508,251
5% 12/1/33	15,000	15,171
5% 12/1/38	80,000	79,890
Series 2016 B:
5% 12/1/31	105,000	106,712
5% 12/1/35	195,000	196,785
5% 12/1/41	175,000	171,460
Series A, 5% 12/1/23 (Escrowed to Maturity)	145,000	145,217
Series B, 5% 12/1/24	500,000	504,316
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	25,426
4% 4/15/48	20,000	16,071
5% 4/15/48	1,415,000	1,339,762
TOTAL SOUTH CAROLINA		8,563,380
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 3% 9/1/45	475,000	332,732
Tennessee - 1.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
4% 8/1/44	575,000	479,564
5% 8/1/25	135,000	136,010
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (d)	450,000	455,938
5% 7/1/37 (d)	200,000	201,137
5% 7/1/38 (d)	1,315,000	1,316,414
Metropolitan Govt. of Nashville & Davidson County Series 2023:
5% 5/1/38	900,000	928,808
5% 5/1/40	800,000	816,311
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	55,000	54,612
Series 2019 B:
5% 7/1/38 (d)	655,000	657,836
5% 7/1/54 (d)	225,000	220,260
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/30	2,400,000	2,595,385
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	1,000,000	738,544
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	185,000	181,159
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	65,000	48,434
2.8% 7/1/44	75,000	52,513
Series 2019 4, 2.9% 7/1/39	45,000	35,079
Series 2021 1, 3% 7/1/51	570,000	539,399
Series 2021 3A, 3% 1/1/52	255,000	238,818
TOTAL TENNESSEE		9,696,221
Texas - 4.7%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	203,922
5% 8/1/26	200,000	206,791
Birdville Independent School District Series 2020, 2.375% 2/15/35	170,000	135,220
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/40	355,000	224,867
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,005,438
Series 2021 B:
5% 1/1/33	640,000	676,099
5% 1/1/34	650,000	685,819
5% 1/1/35	550,000	578,292
5% 1/1/36	850,000	887,472
5% 1/1/37	1,100,000	1,138,837
5% 1/1/38	1,100,000	1,126,605
Series 2021 C, 5% 1/1/27	775,000	788,052
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 5.25% 11/1/27 (d)	180,000	180,069
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	70,000	68,636
2%, tender 8/1/24 (b)	15,000	14,767
2%, tender 8/1/24 (b)	15,000	14,767
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	405,000	351,742
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	748,686
4% 3/1/36	750,000	719,181
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	2,545,000	2,647,667
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	183,402
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	705,591
5% 10/1/26	900,000	933,038
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000,000	997,300
Series 2018 C:
5% 7/1/26 (d)	200,000	202,639
5% 7/1/30 (d)	120,000	122,600
Series 2018 D, 5% 7/1/39	260,000	264,823
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	392,779
4% 10/1/51	1,200,000	894,015
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	25,871
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	465,000	470,512
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	5,106
Series 2020 C, 5% 11/15/45	1,000,000	1,023,343
Series 2021 A, 5% 11/15/26	445,000	461,224
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (d)	320,000	322,263
Series 2017, 5% 11/1/31 (d)	25,000	25,362
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	301,829
Mansfield Tex Series 2020, 2.375% 2/15/36	565,000	436,595
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	100,000	97,877
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	10,422
5% 8/15/47	10,000	9,810
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	85,976
Series 2021 B, 4% 1/1/32	2,000,000	1,991,236
Pflugerville Gen. Oblig. Series 2020, 1.875% 8/1/36	1,095,000	748,130
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,169
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,237
Series 2020 A, 5% 5/15/50	475,000	480,393
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	265,791
Series 2018 A, 5% 7/1/29	305,000	316,916
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	122,483	102,211
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	975,000	1,028,239
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	80,000	77,681
Series A, 3.5% 3/1/51	140,000	133,549
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	907,656
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	90,486
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,380,000	2,137,520
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,017,607
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	660,000	455,690
TOTAL TEXAS		31,138,817
Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/37 (d)	385,000	387,417
Series 2018 A:
5% 7/1/33 (d)	175,000	179,117
5.25% 7/1/48 (d)	130,000	130,841
Series 2023 A, 5.25% 7/1/37 (d)	310,000	329,096
TOTAL UTAH		1,026,471
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	309,000	286,958
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (d)	635,000	638,192
Series 2020 A, 5% 6/15/26 (d)	620,000	627,514
TOTAL VERMONT		1,552,664
Virginia - 1.0%
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	425,000	269,956
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/24	315,000	315,802
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	100,618
5% 4/1/25	165,000	165,399
5% 4/1/36	500,000	501,107
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	1,845,626
4% 2/1/35	1,700,000	1,689,181
Series 2019 A, 3% 2/1/36	195,000	164,621
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (d)	1,465,000	1,351,470
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	125,000	121,669
TOTAL VIRGINIA		6,525,449
Washington - 2.4%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	226,480
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	10,441
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (d)	55,000	55,069
Series 2015 B, 5% 3/1/25	70,000	70,645
Series 2015 C, 5% 4/1/24 (d)	50,000	50,163
Series 2018 A, 5% 5/1/31 (d)	350,000	357,178
Series 2019 A, 4% 4/1/44 (d)	100,000	86,050
Series 2021 C:
5% 8/1/24 (d)	445,000	447,622
5% 8/1/25 (d)	365,000	370,224
5% 8/1/26 (d)	495,000	503,156
5% 8/1/27 (d)	305,000	312,435
5% 8/1/28 (d)	860,000	886,572
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	180,803
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	295,420
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,125,381
Series 2021, 4% 7/1/31	2,540,000	2,337,072
Washington Gen. Oblig. Series 2021 C, 5% 2/1/44	3,010,000	3,121,597
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	4,995
5% 7/1/30	5,000	4,782
5% 7/1/31	10,000	9,519
5% 7/1/42	100,000	88,487
Series 2017, 4% 8/15/42	100,000	79,871
Series 2019 A2, 5% 8/1/44	255,000	247,961
Series 2020, 5% 9/1/40	735,000	741,089
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	720,000	474,178
(Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	553,910
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	993,219
5% 12/1/27	985,000	1,025,386
5% 12/1/28	500,000	526,037
5% 12/1/29	500,000	527,473
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (e)	100,000	86,326
TOTAL WASHINGTON		15,799,541
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	49,565
Wisconsin - 1.0%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	61,605
Howard Suamico Scd Series 2021, 2% 3/1/38	265,000	179,023
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	143,555
5.25% 10/1/48	160,000	139,120
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	355,000	346,259
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	15,000	12,620
5% 10/1/48 (e)	20,000	16,170
5% 10/1/53 (e)	30,000	23,667
Roseman Univ. of Health:
Series 2020:
3% 4/1/25 (e)	215,000	207,686
3% 4/1/25 (Escrowed to Maturity) (e)	5,000	4,929
5% 4/1/40 (e)	95,000	88,046
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	5,000	5,392
Series 2021 A:
3% 7/1/50	380,000	250,968
4.5% 6/1/56 (e)	1,870,000	1,255,785
Series 2021 B, 6.5% 6/1/56 (e)	500,000	373,081
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,515,505
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	165,317
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	80,019
Series 2019 A:
5% 12/1/28	150,000	155,890
5% 12/1/29	150,000	156,824
Series 2019 B1, 2.825% 11/1/28	50,000	43,516
Series 2019 B2, 2.55% 11/1/27	5,000	4,621
Series 2019:
5% 10/1/24	175,000	176,608
5% 10/1/30	195,000	203,642
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	175,000	164,076
Series 2021 C, 3% 9/1/52	360,000	337,216
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	65,000	63,181
0.81%, tender 5/1/25 (b)	225,000	212,476
TOTAL WISCONSIN		6,386,797
Wyoming - 0.4%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 6/1/24 (d)	675,000	678,256
5% 12/1/24 (d)	695,000	701,000
5% 6/1/25 (d)	700,000	708,208
5% 12/1/25 (d)	375,000	380,693
TOTAL WYOMING		2,468,157
TOTAL MUNICIPAL BONDS (Cost $694,250,579)		626,836,399

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (g)(h) (Cost $23,586,972)	23,582,284	23,586,995

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $717,837,551)	650,423,394
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,323,062
NET ASSETS - 100.0%	655,746,456

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,941,208 or 0.9% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	17,795,993	76,851,002	71,060,000	838,269	-	-	23,586,995	1.0%
Total	17,795,993	76,851,002	71,060,000	838,269	-	-	23,586,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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